Overview - Management and organizational structure (Details) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment item subsidiary	Jun. 17, 2021
Overview
Number of operating segments | segment	1
Numbered of owned vessels in operation	25
Number of chartered vessels in operations	1
Average age	10 years 10 months 24 days
Number of wholly owned subsidiaries | subsidiary	77
Number of joint ventures	1
Estimated scrap value (per lwt) | $	$ 400
Ardmore Shipping Corporation
Overview
Percentage of ownership interest (as a percent)	100.00%
Anglo Ardmore Ship Management Limited
Overview
Percentage of ownership interest (as a percent)	50.00%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%	10.00%